WEBs ETF Trust

WEBs Defined Volatility XLC ETF
Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 50.5%
United States – 50.5%
Communication Services Select Sector SPDR Fund	1,161	$124,703
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,225)		124,703

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 50.4%
Time Deposits – 50.4%
JPMorgan Chase, New York, 3.68% 08/01/2025(1)	$93,635	93,635
Sumitomo Mitsui Trust Bank, Tokyo, 3.68% 08/01/2025	31,037	31,037
TOTAL TIME DEPOSITS (Cost - $124,672)		124,672
TOTAL SHORT-TERM INVESTMENTS (Cost - $124,672)		124,672

TOTAL INVESTMENTS – 100.9% (Cost - $249,897)		249,375
OTHER ASSETS LESS LIABILITIES – (0.9)%		(2,148)
NET ASSETS – 100.0%		$247,227

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Communication Services Select Sector SPDR Fund	OBFR + 1.20%	Monthly	USD	374	08/24/2026	$(2,096)

(1)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate